Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Finished goods	$ 3,338	$ 1,351	$ 352
Raw materials	2,788	2,277	1,272
Work in process	2,684	2,359	73
Tooling	363	338	0
Total	$ 9,173	$ 6,325	$ 1,697